Variable Interest Entities - Unconsolidated Vie (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Assets	$ 1,641,186	$ 1,561,949	$ 1,531,104
Asset Management
Variable Interest Entity [Line Items]
Assets	85,234	65,422	64,985
Insurance Solutions
Variable Interest Entity [Line Items]
Assets	1,555,952	1,496,527	1,466,119
Consolidated Entity, Excluding Consolidated VIE
Variable Interest Entity [Line Items]
Maximum exposure to loss		59,468	65,653
Assets		58,055	64,240
Consolidated Entity, Excluding Consolidated VIE | Asset Management
Variable Interest Entity [Line Items]
Maximum exposure to loss		22,446	23,475
Assets		21,033	22,062
Consolidated Entity, Excluding Consolidated VIE | Asset Management | Related Party
Variable Interest Entity [Line Items]
Maximum exposure to loss		22,417	22,586
Assets		21,004	21,173
Consolidated Entity, Excluding Consolidated VIE | Asset Management | Nonrelated Party
Variable Interest Entity [Line Items]
Maximum exposure to loss		29	889
Assets		29	889
Consolidated Entity, Excluding Consolidated VIE | Insurance Solutions
Variable Interest Entity [Line Items]
Maximum exposure to loss		37,022	42,178
Assets		37,022	42,178
Consolidated Entity, Excluding Consolidated VIE | Insurance Solutions | Related Party
Variable Interest Entity [Line Items]
Maximum exposure to loss		19,333	19,430
Assets		19,333	19,430
Consolidated Entity, Excluding Consolidated VIE | Insurance Solutions | Nonrelated Party
Variable Interest Entity [Line Items]
Maximum exposure to loss		17,689	22,748
Assets		17,689	$ 22,748
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Maximum exposure to loss	62,225	59,468
Assets	60,811	58,055
Variable Interest Entity, Not Primary Beneficiary | Asset Management
Variable Interest Entity [Line Items]
Maximum exposure to loss	28,587	22,446
Assets	27,173	21,033
Variable Interest Entity, Not Primary Beneficiary | Asset Management | Related Party
Variable Interest Entity [Line Items]
Maximum exposure to loss	28,587	22,417
Assets	27,173	21,004
Variable Interest Entity, Not Primary Beneficiary | Asset Management | Nonrelated Party
Variable Interest Entity [Line Items]
Maximum exposure to loss	0	29
Assets	0	29
Variable Interest Entity, Not Primary Beneficiary | Insurance Solutions
Variable Interest Entity [Line Items]
Maximum exposure to loss	33,638	37,022
Assets	33,638	37,022
Variable Interest Entity, Not Primary Beneficiary | Insurance Solutions | Related Party
Variable Interest Entity [Line Items]
Maximum exposure to loss	16,338	19,333
Assets	16,338	19,333
Variable Interest Entity, Not Primary Beneficiary | Insurance Solutions | Nonrelated Party
Variable Interest Entity [Line Items]
Maximum exposure to loss	17,300	17,689
Assets	$ 17,300	$ 17,689